UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Grant Park Dynamic Allocation Fund

Class A Shares (GPKAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$93	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$66,496,250
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$286,735
Portfolio Turnover	160%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	26.3%
Money Market Funds	49.1%
U.S. Government & Agencies	24.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
44.8%
U.S. Treasury Obligations
22.4%
Equity
15.4%
Commodity
8.6%
Other Assets in Excess of Liabilities
8.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.8%
Commodity	8.6%
Equity	15.4%
U.S. Treasury Obligations	22.4%
Money Market Funds	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8.6%
United States Treasury Bill, 3.420%, 04/14/26	7.5%
United States Treasury Bill, 3.610%, 05/14/26	7.5%
United States Treasury Bill, 3.620%, 06/11/26	7.5%
Vanguard FTSE Emerging Markets ETF	6.2%
Vanguard FTSE Developed Markets ETF	5.2%
Vanguard Real Estate ETF	4.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Dynamic Allocation Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPKAX

Grant Park Dynamic Allocation Fund

Class I Shares (GPKIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$66,496,250
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$286,735
Portfolio Turnover	160%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	26.3%
Money Market Funds	49.1%
U.S. Government & Agencies	24.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.8%
Commodity	8.6%
Equity	15.4%
U.S. Treasury Obligations	22.4%
Money Market Funds	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8.6%
United States Treasury Bill, 3.420%, 04/14/26	7.5%
United States Treasury Bill, 3.610%, 05/14/26	7.5%
United States Treasury Bill, 3.620%, 06/11/26	7.5%
Vanguard FTSE Emerging Markets ETF	6.2%
Vanguard FTSE Developed Markets ETF	5.2%
Vanguard Real Estate ETF	4.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Dynamic Allocation Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPKIX

Grant Park Multi Alternative Strategies Fund

Class A Shares (GPAAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
38.2%
Agency
34.5%
Equity
9.2%
U.S. Treasury Obligations
9.1%
Commodity
3.3%
Fixed Income
1.0%
CMO
0.5%
Other Assets in Excess of Liabilities
4.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPAAX

Grant Park Multi Alternative Strategies Fund

Class C Shares (GPACX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$126	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPACX

Grant Park Multi Alternative Strategies Fund

Class I Shares (GPAIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPAIX

Grant Park Multi Alternative Strategies Fund

Class N Shares (GPANX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GPANX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Grant Park Dynamic Allocation Fund

Class A shares: GPKAX Class I shares: GPKIX

Semi-Annual Consolidated Financial Statements
and Additional Information
March 31, 2026

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 13.5%
	COMMODITY - 3.3%
439,785	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$7,617,076
33,430	iShares Gold Trust(a),(b)			2,947,189
				10,564,265
	EQUITY - 9.2%
4,220	iShares Core S&P 500 ETF			2,756,546
10,928	iShares MSCI ACWI ETF			1,512,107
23,312	iShares MSCI ACWI ex U.S. ETF			1,596,173
15,848	iShares MSCI EAFE ETF			1,539,316
20,807	iShares MSCI EAFE Small-Cap ETF			1,631,477
27,483	iShares MSCI Emerging Markets ETF			1,560,760
3,908	iShares Russell 1000 ETF			1,393,436
5,828	iShares Russell 2000 ETF			1,445,344
15,842	iShares Russell Mid-Cap ETF			1,540,318
16,711	iShares U.S. Real Estate ETF			1,580,192
66,114	Vanguard FTSE Developed Markets ETF			4,236,585
108,352	Vanguard FTSE Emerging Markets ETF			5,856,426
28,929	Vanguard Real Estate ETF			2,566,002
				29,214,682
	FIXED INCOME - 1.0%
17,460	iShares 7-10 Year Treasury Bond ETF			1,666,383
29,578	Vanguard Long-Term Treasury ETF			1,637,290
				3,303,673

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,678,371)			43,082,620

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 35.0%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.0%
10,000,000	Federal Home Loan Banks(c)	2.5000	06/30/26	9,963,276
14,000,000	Federal Home Loan Banks(c)	2.0000	07/21/26	13,926,547
10,000,000	Federal Home Loan Banks(c)	1.7500	06/30/27	9,802,664
10,000,000	Federal Home Loan Banks(c)	2.0000	01/28/28	9,754,996
10,000,000	Federal Home Loan Banks(c)	2.0000	02/24/28	9,735,431
14,750,000	Federal Home Loan Banks(c)	2.0000	02/25/28	14,359,476

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 35.0% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.0% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.7500	08/16/28	$9,655,383
9,900,000	Federal Home Loan Banks(c)	2.0000	08/24/28	9,695,328
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,884,925
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,907,629
1,795,008	Government National Mortgage Association	2.5000	12/20/49	1,566,498
	TOTAL BONDS & NOTES (Cost $113,456,388)			111,252,153

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.1%
	U.S. TREASURY BILLS — 9.1%
8,000,000	United States Treasury Bill(d)	1.8200	04/02/26	7,999,202
8,000,000	United States Treasury Bill(d)	3.4500	04/16/26	7,987,910
5,000,000	United States Treasury Bill(d)	3.5600	04/30/26	4,985,412
8,000,000	United States Treasury Bill(d)	3.6100	05/07/26	7,970,840
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $28,944,343)			28,943,364

Shares				Fair Value
	SHORT-TERM INVESTMENT — 38.2%
	MONEY MARKET FUND - 38.2%
121,731,948	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.57% (Cost $121,731,948)(b)(e)			121,731,948

	TOTAL INVESTMENTS - 95.8% (Cost $295,811,050)			$305,010,085
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%			13,503,099
	NET ASSETS - 100.0%			$318,513,184

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
115	CBOT 10 Year US Treasury Note	06/18/2026	$12,770,391	$(221,515)
117	CBOT 5 Year US Treasury Note	06/30/2026	12,657,024	(165,937)
279	CBOT Corn Future(b)	05/14/2026	6,385,613	83,988
19	CBOT Rough Rice Future(b)	05/14/2026	432,250	8,640
61	CBOT Soybean Future(b)	05/14/2026	3,571,550	4,663
155	CBOT Soybean Oil Future(b)	05/14/2026	6,405,840	930,840
93	CBOT US Treasury Bond Futures	06/18/2026	10,590,375	(314,219)
159	CME Australian Dollar Currency Future	06/15/2026	10,943,175	(239,213)
107	CME Canadian Dollar Currency Future	06/16/2026	7,704,000	(198,139)
35	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2026	11,498,813	(359,772)
18	CME E-Mini Standard & Poor’s MidCap 400 Index	06/18/2026	6,113,700	(108,630)
19	CME Lean Hogs Future(b)	06/12/2026	798,380	(39,650)
31	CME Live Cattle Future(b)	06/30/2026	3,016,610	91,100
8	COMEX Copper Future(b)	05/27/2026	1,122,800	(32,825)
49	COMEX Gold 100 Troy Ounces Future(b)	06/26/2026	22,925,140	1,253,840
23	Euro-BTP Italian Bond Futures	06/08/2026	3,091,123	(85,973)
62	FTSE 100 Index Future	06/19/2026	8,369,352	(103,325)
22	ICE Brent Crude Oil Future(b)	06/19/2026	2,287,340	164,500
27	ICE Gas Oil Future(b)	05/23/2026	3,345,975	297,975
86	ICE US MSCI Emerging Markets EM Index Futures	06/19/2026	6,254,780	(280,860)
17	LME Copper Future(b)	06/15/2026	5,241,746	(215,679)
79	LME Primary Aluminum Future(b)	06/15/2026	6,877,226	754,683
84	LME Zinc Future(b)	06/15/2026	6,810,300	(134,838)
3	NYBOT CTN Frozen Concentrated Orange Juice A(b)	05/08/2026	85,500	7,275
115	NYBOT FINEX United States Dollar Index Future	06/15/2026	11,472,285	107,840
24	NYMEX Light Sweet Crude Oil Future(b)	05/07/2026	2,433,120	339,260
22	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	05/07/2026	2,960,404	266,393
327	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	05/29/2026	3,449,196	3,716
36	SGX Nikkei 225 Stock Index Future	06/11/2026	5,821,451	(48,592)
15	TSE Japanese 10 Year Bond Futures	06/15/2026	12,315,630	(182,108)
135	WCE Canola Future(b)	05/14/2026	1,420,072	97,942
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$1,681,380

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
650	3 Month Euro Euribor Future	12/14/2027	$182,718,592	$300,420
260	CBOT 2 Year US Treasury Note Future	06/30/2026	53,935,781	98,970
1,351	CBOT 30 Day Federal Funds Future	06/30/2026	542,469,895	191,892
3	CME E-Mini NASDAQ 100 Index Future	06/18/2026	1,434,900	57,951
251	CME Japanese Yen Currency Future	06/15/2026	19,872,925	100,271
108	Eurex 10 Year Euro BUND Future	06/08/2026	15,652,011	62,583
839	Eurex 2 Year Euro SCHATZ Future	06/08/2026	102,547,677	870,657
24	Eurex 30 Year Euro BUXL Future	06/08/2026	3,058,530	(50,163)
210	Eurex 5 Year Euro BOBL Future	06/08/2026	28,016,990	131,558
25	French Government Bond Futures	06/08/2026	3,429,554	21,206

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
7	LME Copper Future(b)	06/15/2026	$2,158,366	$20,454
84	LME Zinc Future(b)	06/15/2026	6,810,300	(180,607)
45	Long Gilt Future	06/26/2026	5,228,777	137,609
9	NYBOT CSC C Coffee Future(b)	05/18/2026	1,006,931	(41,193)
34	NYBOT CSC Cocoa Future(b)	05/13/2026	1,122,000	236,980
374	Three Month SONIA Index Futures	12/14/2027	118,629,192	361,412
270	Three-Month SOFR Futures	12/14/2027	65,201,625	(16,363)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$2,303,637

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$3,985,017

ACWI	- All Country World Index

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2026.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 24.0%
	COMMODITY - 8.6%
330,130	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$5,717,852

	EQUITY - 15.4%
53,702	Vanguard FTSE Developed Markets ETF			3,441,224
76,049	Vanguard FTSE Emerging Markets ETF			4,110,449
30,382	Vanguard Real Estate ETF			2,694,883
				10,246,556

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,234,606)			15,964,408

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.4%
	U.S. TREASURY BILLS — 22.4%
5,000,000	United States Treasury Bill(a)	3.4200	04/14/26	4,993,459
5,000,000	United States Treasury Bill(a)	3.6100	05/14/26	4,978,309
5,000,000	United States Treasury Bill(a)	3.6200	06/11/26	4,964,539
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,936,853)			14,936,307

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 44.8%
	MONEY MARKET FUNDS - 44.8%
258,492	Fidelity Investments Money Market Funds, Class I, 3.53%(b) (Cost $258,492)			258,492
29,509,377	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.57%(b) (d) (Cost $29,509,377)			29,509,377
	TOTAL MONEY MARKET FUNDS (Cost $29,767,869)			29,767,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,767,869)			29,767,869

	TOTAL INVESTMENTS - 91.2% (Cost $58,939,328)			$60,668,584
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%			5,827,666
	NET ASSETS - 100.0%			$66,496,250

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
23	CBOT 10 Year US Treasury Note	06/18/2026	$2,554,078	$(44,844)
24	CBOT 5 Year US Treasury Note	06/30/2026	2,596,313	(32,929)
54	CBOT Corn Future(d)	05/14/2026	1,235,925	16,563
4	CBOT Rough Rice Future(d)	05/14/2026	91,000	1,760
12	CBOT Soybean Future(d)	05/14/2026	702,600	762
31	CBOT Soybean Oil Future(d)	05/14/2026	1,281,168	189,318
76	CBOT US Treasury Bond Futures	06/18/2026	8,654,500	(158,266)
31	CME Australian Dollar Currency Future	06/15/2026	2,133,575	(46,660)
21	CME Canadian Dollar Currency Future	06/16/2026	1,512,000	(39,800)
51	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2026	16,755,413	(519,382)
6	CME E-Mini Standard & Poor’s MidCap 400 Index	06/18/2026	2,037,900	(42,225)
4	CME Lean Hogs Future(d)	06/12/2026	168,080	(7,590)
6	CME Live Cattle Future(d)	06/30/2026	583,860	19,170
2	COMEX Copper Future(d)	05/27/2026	280,700	(1,263)
42	COMEX E-Micro Gold Futures(d)	06/26/2026	1,965,012	49,914
10	COMEX Gold 100 Troy Ounces Future(d)	06/26/2026	4,678,600	274,500
5	Euro-BTP Italian Bond Futures	06/08/2026	671,983	(21,967)
17	FTSE 100 Index Future	06/19/2026	2,294,822	(26,586)
4	ICE Brent Crude Oil Future(d)	06/19/2026	415,880	34,520
5	ICE Gas Oil Future(d)	05/12/2026	619,625	57,550
22	ICE US MSCI Emerging Markets EM Index Futures	06/19/2026	1,600,060	(71,595)
3	LME Copper Future(d)	06/15/2026	925,014	(34,649)
15	LME Primary Aluminum Future(d)	06/15/2026	1,305,803	141,578
17	LME Zinc Future(d)	06/15/2026	1,378,275	(25,375)
1	NYBOT CTN Frozen Concentrated Orange Juice A(d)	05/08/2026	28,500	2,550
22	NYBOT FINEX United States Dollar Index Future	06/15/2026	2,194,698	21,243
4	NYMEX Light Sweet Crude Oil Future(d)	05/07/2026	405,520	63,110
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	05/07/2026	538,255	57,271
62	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(d)	05/29/2026	653,976	2,046
11	SGX Nikkei 225 Stock Index Future	06/11/2026	1,778,777	(1,951)
3	TSE Japanese 10 Year Bond Futures	06/15/2026	2,463,126	(38,356)
26	WCE Canola Future(d)	05/14/2026	273,495	18,724
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$(162,859)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
121	3 Month Euro Euribor Future	12/14/2027	$34,013,769	65,625
49	CBOT 2 Year US Treasury Note Future	06/30/2026	10,164,820	19,102
259	CBOT 30 Day Federal Funds Future	06/30/2026	103,996,818	38,754
1	CME E-Mini NASDAQ 100 Index Future	06/18/2026	478,300	19,317
48	CME Japanese Yen Currency Future	06/15/2026	3,800,400	18,249
20	Eurex 10 Year Euro BUND Future	06/08/2026	2,898,521	10,696
163	Eurex 2 Year Euro SCHATZ Future	06/08/2026	19,922,849	176,421
4	Eurex 30 Year Euro BUXL Future	06/08/2026	509,755	(8,342)
40	Eurex 5 Year Euro BOBL Future	06/08/2026	5,336,570	25,439
4	French Government Bond Futures	06/08/2026	548,729	1,048

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	LME Copper Future(d)	06/15/2026	$308,338	$2,922
17	LME Zinc Future(d)	06/15/2026	1,378,275	(36,481)
8	Long Gilt Future	06/26/2026	929,560	9,882
2	NYBOT CSC C Coffee Future(d)	05/18/2026	223,763	(8,175)
6	NYBOT CSC Cocoa Future(d)	05/13/2026	198,000	41,030
69	Three Month SONIA Index Futures	12/14/2027	21,886,134	69,812
47	Three-Month SOFR Futures	12/14/2027	11,349,913	(1,963)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$443,336

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$280,477

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the GPDA Fund Limited.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Assets
Investment securities:
Securities at cost	$295,811,050	$58,939,328
Securities at fair value	$305,010,085	$60,668,584
Deposit at broker for futures contracts	9,827,994	5,865,545
Net unrealized appreciation from open futures contracts	7,004,618	1,448,876
Dividend and interest receivable	657,069	85,336
Receivable for fund shares sold	53,464	255
Prepaid expenses and other assets	24,710	39,814
Total Assets	322,577,940	68,108,410

Liabilities
Net unrealized depreciation from open futures contracts	3,019,601	1,168,399
Payable for investments purchased	454,271	357,568
Investment advisory fees payable	322,021	56,372
Payable for fund shares redeemed	152,819	20,000
Payable to related parties	44,287	5,984
Distribution (12b-1) fees payable	15,148	33
Accrued expenses and other liabilities	56,609	3,804
Total Liabilities	4,064,756	1,612,160
NET ASSETS	$318,513,184	$66,496,250

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$330,585,048	$64,279,287
Accumulated earnings (deficit)	(12,071,864)	2,216,963
NET ASSETS	$318,513,184	$66,496,250

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2026

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$9,447,472	$162,147
Shares of beneficial interest outstanding	819,176	14,699
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.53	$11.03
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$12.24	$11.70

Class C Shares
Net Assets	$10,212,196
Shares of beneficial interest outstanding	925,121
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.04

Class I Shares
Net Assets	$278,820,201	$66,334,103
Shares of beneficial interest outstanding	23,846,943	5,998,945
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.69	$11.06

Class N Shares
Net Assets	$20,033,315
Shares of beneficial interest outstanding	1,732,908
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.56

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Dynamic Allocation Fund.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Multi Alternative Strategies Fund.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2026

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Investment Income
Dividends	$774,442	$336,714
Interest	3,136,361	680,311
Total Investment Income	3,910,803	1,017,025

Expenses
Investment advisory fees	1,846,558	364,876
Distribution (12b-1) fees:
Class A	11,949	120
Class C	52,703	—
Class N	27,454	—
Administrative services fees	143,286	44,788
Third party administrative servicing fees	108,660	7,496
Transfer agent fees	79,010	28,896
Accounting services fees	37,146	19,658
Registration fees	33,450	23,480
Compliance officer fees	20,368	8,860
Printing and postage expenses	15,028	5,630
Audit and tax fees	12,884	12,026
Legal fees	11,207	11,478
Custodian fees	10,850	7,348
Trustees fees and expenses	9,982	9,586
Insurance expense	2,497	1,343
Other expenses	2,496	1,996
Total Expenses	2,425,528	547,581

Less: Fees waived/reimbursed by the Advisor	—	(78,141)
Net Expenses	2,425,528	469,440
Net Investment Income	1,485,275	547,585

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	7,652,716	(51,757)
Investments Sold Short	—	(1,002)
Foreign currency transactions	(147,533)	(45,944)
Futures contracts	14,030,538	2,102,355
	21,535,721	2,003,652
Net change in unrealized appreciation (depreciation) of:
Investments	(3,295,999)	857,997
Foreign currency translations	10,615	174
Futures contracts	(5,414,669)	(1,430,030)
	(8,700,053)	(571,859)
Net Realized and Unrealized Gain	12,835,668	1,431,793

Net Increase in Net Assets Resulting From Operations	$14,320,943	$1,979,378

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
From Operations
Net investment income	$1,485,275	$2,835,479
Net realized gain from investment, foreign currency transactions and futures contracts	21,535,721	5,853,215
Net change in unrealized appreciation (depreciation) of investments, foreign currency translations, and futures contracts	(8,700,053)	8,567,747
Net increase in net assets resulting from operations	14,320,943	17,256,441

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(295,386)	(178,572)
Class C	(267,767)	(103,617)
Class I	(8,950,021)	(5,911,010)
Class N	(615,224)	(651,381)
Total distributions to shareholders	(10,128,398)	(6,844,580)

Capital Transactions
Class A:
Proceeds from shares sold	133,578	169,111
Net asset value of shares issued in reinvestment of distributions	271,195	167,917
Redemption fee proceeds	27	523
Payments for shares redeemed	(586,609)	(2,139,459)
Net decrease from capital transactions	(181,809)	(1,801,908)

Class C:
Proceeds from shares sold	64,750	914,239
Net asset value of shares issued in reinvestment of distributions	259,837	99,423
Redemption fee proceeds	30	566
Payments for shares redeemed	(1,018,008)	(1,804,638)
Net decrease from capital transactions	(693,391)	(790,410)

Class I:
Proceeds from shares sold	34,341,309	48,495,511
Net asset value of shares issued in reinvestment of distributions	7,989,406	5,316,943
Redemption fee proceeds	773	15,106
Payments for shares redeemed	(26,831,423)	(124,082,468)
Net increase (decrease) from capital transactions	15,500,065	(70,254,908)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$1,694,727	$7,098,704
Net asset value of shares issued in reinvestment of distributions	611,293	650,113
Redemption fee proceeds	64	1,701
Payments for shares redeemed	(10,604,108)	(21,040,486)
Net decrease from capital transactions	(8,298,024)	(13,289,968)

Total Increase (Decrease) in Net Assets From Capital Transactions	6,326,841	(86,137,194)

Net Assets
Beginning of Period	307,993,798	383,719,131
End of Period	$318,513,184	$307,993,798

SHARE ACTIVITY
Class A:
Shares Sold	11,260	15,886
Shares Reinvested	24,366	16,099
Shares Redeemed	(50,622)	(202,195)
Net decrease in shares of beneficial interest outstanding	(14,996)	(170,210)

Class C:
Shares Sold	5,853	90,039
Shares Reinvested	24,352	9,922
Shares Redeemed	(92,005)	(177,869)
Net decrease in shares of beneficial interest outstanding	(61,800)	(77,908)

Class I:
Shares Sold	2,906,352	4,511,737
Shares Reinvested	708,909	503,485
Shares Redeemed	(2,290,483)	(11,524,347)
Net increase (decrease) in shares of beneficial interest outstanding	1,324,778	(6,509,125)

Class N:
Shares Sold	146,822	669,839
Shares Reinvested	54,824	62,212
Shares Redeemed	(923,001)	(1,990,723)
Net decrease in shares of beneficial interest outstanding	(721,355)	(1,258,672)

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Period Ended
	(Unaudited)	September 30, 2025 *
From Operations
Net investment income	$547,585	$346,229
Net realized gain from investments, investments sold short, foreign currency transactions and futures contracts	2,003,652	1,741,087
Net change in unrealized appreciation (depreciation) of investments, foreign currency translations, and futures contracts	(571,859)	2,581,613
Net increase in net assets resulting from operations	1,979,378	4,668,929

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5,814)	—
Class I	(4,397,582)	—
Net decrease in net assets from distributions to shareholders	(4,403,396)	—

Capital Transactions
Class A:
Proceeds from shares sold	151,734	63,276
Net asset value of shares issued in reinvestment of distributions	0 +	—
Redemption fee proceeds	1	1
Payments for shares redeemed	(54,235)	(99)
Net increase from capital transactions	97,500	63,178

Class I:
Proceeds from shares sold	18,123,053	49,013,168
Net asset value of shares issued in reinvestment of distributions	3,275,712	—
Redemption fee proceeds	1,125	3,194
Payments for shares redeemed	(3,736,959)	(2,588,632)
Net increase from capital transactions	17,662,931	46,427,730

Total Increase in Net Assets From Capital Transactions	17,760,431	46,490,908

Net Assets
Beginning of Period	$51,159,837	$—
End of Period	$66,496,250	$51,159,837

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

+	Amount represents less than $0.50

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2026	Period Ended
	(Unaudited)	September 30, 2025 *
SHARE ACTIVITY
Class A:
Shares Sold	13,186	6,328
Shares Reinvested	0 +	—
Shares Redeemed	(4,805)	(10)
Net increase in shares of beneficial interest outstanding	8,381	6,318

Class I:
Shares Sold	1,567,606	4,692,867
Shares Reinvested	304,152	—
Shares Redeemed	(321,999)	(243,681)
Net increase in shares of beneficial interest outstanding	1,549,759	4,449,186

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

+	Amount represents less than one share.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period	$11.37		$10.90	$10.17	$10.66	$11.68	$10.85
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.07	0.14	0.13	(0.10)	(0.13)
Net realized and unrealized gain (loss)	0.48		0.58	0.77	(0.37)	0.26	1.13
Total from investment operations	0.52		0.65	0.91	(0.24)	0.16	1.00
Less distributions from:
Net investment income	(0.36)		(0.18)	(0.18)	(0.25)	(0.50)	(0.04)
Net realized gains	—		—	—	—	(0.68)	(0.13)
Total distributions	(0.36)		(0.18)	(0.18)	(0.25)	(1.18)	(0.17)
Paid-in-capital from redemption fees (1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.53		$11.37	$10.90	$10.17	$10.66	$11.68
Total return (3)	4.72	% (7)	6.13%	9.05%	(2.27)%	1.31%	9.39%
Net assets, at end of period (000s)	$9,447		$9,485	$10,950	$13,948	$21,446	$18,474
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.73	% (6)	1.76%	1.73%	1.71%	1.68%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	0.75	% (6)	0.68%	1.35%	1.25%	(0.88)%	(1.11)%
Portfolio Turnover Rate	14	% (7)	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period	$10.86		$10.41	$9.72	$10.20	$11.23	$10.47
Activity from investment operations:
Net investment income (loss) (1)	0.00	(2)	(0.01)	0.06	0.05	(0.17)	(0.20)
Net realized and unrealized gain (loss)	0.46		0.56	0.73	(0.35)	0.24	1.09
Total from investment operations	0.46		0.55	0.79	(0.30)	0.07	0.89
Less distributions from:
Net investment income	(0.28)		(0.10)	(0.10)	(0.18)	(0.42)	—
Net realized gains	—		—	—	—	(0.68)	(0.13)
Total distributions	(0.28)		(0.10)	(0.10)	(0.18)	(1.10)	(0.13)
Paid-in-capital from redemption fees (1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.04		$10.86	$10.41	$9.72	$10.20	$11.23
Total return (3)	4.35	% (7)	5.36%	8.20%	(2.98)%	0.50%	8.60%
Net assets, at end of period (000s)	$10,212		$10,717	$11,088	$14,162	$16,135	$13,553
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	2.48	% (6)	2.51%	2.48%	2.46%	2.43%	2.49%
Ratio of net investment income (loss) to average net assets (4)(5)	0.00	% (6)	(0.07)%	0.60%	0.55%	(1.62)%	(1.86)%
Portfolio Turnover Rate	14	% (7)	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period	$11.54		$11.06	$10.32	$10.81	$11.83	$10.99
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.10	0.17	0.16	(0.07)	(0.10)
Net realized and unrealized gain (loss)	0.48		0.59	0.78	(0.37)	0.26	1.14
Total from investment operations	0.54		0.69	0.95	(0.21)	0.19	1.04
Less distributions from:
Net investment income	(0.39)		(0.21)	(0.21)	(0.28)	(0.53)	(0.07)
Net realized gains	—		—	—	—	(0.68)	(0.13)
Total distributions	(0.39)		(0.21)	(0.21)	(0.28)	(1.21)	(0.20)
Paid-in-capital from redemption fees (1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.69		$11.54	$11.06	$10.32	$10.81	$11.83
Total return (3)	4.83	% (7)	6.43%	9.34%	(1.99)%	1.53%	9.59%
Net assets, at end of period (000s)	$278,820		$259,848	$321,138	$489,686	$713,252	$405,503
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.48	% (6)	1.51%	1.48%	1.46%	1.43%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	1.00	% (6)	0.93%	1.60%	1.51%	(0.59)%	(0.86)%
Portfolio Turnover Rate	14	% (7)	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period	$11.39		$10.92	$10.19	$10.67	$11.70	$10.87
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.07	0.14	0.13	(0.09)	(0.13)
Net realized and unrealized gain (loss)	0.48		0.58	0.77	(0.35)	0.24	1.13
Total from investment operations	0.52		0.65	0.91	(0.22)	0.15	1.00
Less distributions from:
Net investment income	(0.35)		(0.18)	(0.18)	(0.26)	(0.50)	(0.04)
Net realized gains	—		—	—	—	(0.68)	(0.13)
Total distributions	(0.35)		(0.18)	(0.18)	(0.26)	(1.18)	(0.17)
Paid-in-capital from redemption fees (1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.56		$11.39	$10.92	$10.19	$10.67	$11.70
Total return (3)	4.69	% (7)	6.15%	9.03%	(2.15)%	1.22%	9.37%
Net assets, at end of period (000s)	$20,033		$27,944	$40,543	$35,213	$56,938	$23,306
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.73	% (6)	1.76%	1.73%	1.71%	1.68%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	0.75	% (6)	0.68%	1.35%	1.26%	(0.78)%	(1.11)%
Portfolio Turnover Rate	14	% (7)	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class A
	Six Months Ended	Period Ended
	March 31, 2026	September 30, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$11.45	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.12
Net realized and unrealized gain	0.42	1.33
Total from investment operations	0.50	1.45
Less distributions from:
Net investment income	(0.47)	—
Net realized gains	(0.45)	—
Total distributions	(0.92)	—
Paid-in-capital from redemption fees (2)(3)	0.00	0.00
Net asset value, end of period	$11.03	$11.45
Total return (4)(9)	4.58%	14.50%
Net assets, at end of period (000s)	$162	$72
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)(6)(8)	2.09%	2.82%
Ratio of net expenses to average net assets (6)(8)	1.83%	1.83%
Ratio of net investment income to average net assets (6)(7)(8)	1.59%	1.56%
Portfolio Turnover Rate (9)	160%	134%

(1)	The Grant Park Dynamic Allocation Fund Class A shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I
	Six Months Ended	Period Ended
	March 31, 2026	September 30, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$11.48	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.14
Net realized and unrealized gain	0.41	1.34
Total from investment operations	0.52	1.48
Less distributions from:
Net investment income	(0.49)	—
Net realized gains	(0.45)	—
Total distributions	(0.94)	—
Paid-in-capital from redemption fees (2)(3)	0.00	0.00
Net asset value, end of period	$11.06	$11.48
Total return (4)(9)	4.74%	14.80%
Net assets, at end of period (000s)	$66,334	$51,087
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)(6)(8)	1.84%	2.57%
Ratio of net expenses to average net assets (6)(8)	1.58%	1.58%
Ratio of net investment income to average net assets (6)(7)(8)	1.84%	1.81%
Portfolio Turnover Rate (9)	160%	134%

(1)	The Grant Park Dynamic Allocation Fund Class I shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (“GPMASF”) and the Grant Park Dynamic Allocation Fund (“GPDAF”) (each a “Fund” and collectively the “Funds”) are each diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund’s investment objective is to provide positive absolute returns. GPMASF and GPDAF commenced operations on December 31, 2013 and December 27, 2024, respectively.

GPMASF offers four classes of shares, Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. GPDAF offers two classes of shares, Class A, and Class I. Class I shares are offered at net asset value. The Funds’ Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. Each class of shares of the Funds have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Funds’ investments measured at fair value:

GPMASF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,082,620	$—	$—	$43,082,620
Bonds & Notes	—	111,252,153	—	111,252,153
U.S. Government & Agencies	—	28,943,364	—	28,943,364
Short-Term Investment	121,731,948	—	—	121,731,948
Net unrealized appreciation from open futures contracts	7,004,618	—	—	7,004,618
Total	$171,819,186	$140,195,517	$—	$312,014,703

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures contracts	$3,019,601	$—	$—	$3,019,601
Total	$3,019,601	$—	$—	$3,019,601

GPDAF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,964,408	$—	$—	$15,964,408
U.S. Government & Agencies	—	14,936,307	—	14,936,307
Short-Term Investments	29,767,869	—	—	29,767,869
Net unrealized appreciation from open futures contracts	1,448,876	—	—	1,448,876
Total	$47,181,153	$14,936,307	$—	$62,117,460

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures contracts	$1,168,399	$—	$—	$1,168,399
Total	$1,168,399	$—	$—	$1,168,399

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to present assets and liabilities on a gross basis equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2026:

GPMASF

		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
	ADM Investor Services, Inc.	$1,568,315	$(1,663,438)	$—	$(95,123)
	RJ O’Brien	5,436,303	(1,356,163)	—	4,080,140
Total		$7,004,618	$(3,019,601)	$—	$3,985,017

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(1,663,438)	$1,663,438	$—	$—
	RJ O’Brien	(1,356,163)	1,356,163	—	—
Total		$(3,019,601)	$3,019,601	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

GPDAF

		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
	ADM Investor Services, Inc.	$226,335	$(530,806)	$—	$(304,471)
	RJ O’Brien	1,222,541	(637,593)	—	584,948
Total		$1,448,876	$(1,168,399)	$—	$280,477

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(530,806)	$530,806	$—	$—
	RJ O’Brien	(637,593)	637,593	—	—
Total		$(1,168,399)	$1,168,399	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities

The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of March 31, 2026:

Asset Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2026
GPMASF	Futures	$57,951	$208,111	$4,562,249	$2,176,307	$7,004,618
GPDAF	Futures	19,317	39,492	973,288	416,779	1,448,876

Liability Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2026
GPMASF	Futures	$(901,179)	$(437,352)	$(644,792)	$(1,036,278)	$(3,019,601)
GPDAF	Futures	(661,739)	(86,460)	(113,533)	(306,667)	(1,168,399)

Impact of Derivatives on the Consolidated Statements of Operations

The following is a summary of the Funds’ net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2026:

Net realized gain (loss) on derivatives recognized in the Consolidated Statements of Operations
						Total for the
	Derivative			Commodity	Interest Rate	six months ended
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2026
GPMASF	Futures	$5,767,553	$1,167,207	$19,430,994	$(12,335,216)	$14,030,538
GPDAF	Futures	448,093	104,645	3,860,410	(2,310,793)	2,102,355

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statements of Operations
						Total for the
	Derivative			Commodity	Interest Rate	six months ended
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2026
GPMASF	Futures	$(3,907,998)	$(1,035,514)	$(1,931,466)	$1,460,309	$(5,414,669)
GPDAF	Futures	(1,199,967)	(135,692)	(271,018)	176,647	(1,430,030)

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Consolidation of Subsidiary – The consolidated financial statements of the GPMASF include GPMAS Fund Limited (“GPMAS”), a wholly owned and controlled subsidiary. The consolidated financial statements of the GPDAF include GPDA Fund Limited (“GPDA”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. GPMAS commenced operations on December 31, 2013. GPDAF commenced operations on December 27, 2024.

A summary of the Funds’ investments in GPMAS and GPDA are as follows:

	GPMAS Fund Limited (GPMAS)		GPDA Fund Limited (GPDA)
	March 31, 2026		March 31, 2026
Fair Value of GPMAS	$64,759,963	Fair Value of GPMAS	$6,375,098
Other Assets	$—	Other Assets	$—
Total Net Assets	$64,759,963	Total Net Assets	$6,375,098
Percentage of the Fund’s Total Net Assets	20.3%	Percentage of the Fund’s Total Net Assets	9.6%

For tax purposes, GPMAS and GPDAF are exempted Cayman investment companies. GPMAS and GPDAF received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS and GPDAF are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S. trade or business and as such are not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s and GPDAF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31 2026 as disclosed in the Consolidated Schedule of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased to the earlier of the call date or the

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

maturity of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statements of Operations.

Short Sales – The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by GPMASF on returns filed for open tax years 2023 to 2025 or expected to be taken in the Funds’ September 30, 2026 year-end tax return. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Management Risk – The advisor’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Funds.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. It is not known how long such impacts, of the significant events described above will last, but there could be a prolonged period of global economic slowdown, which may impact

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2026 amounted to:

Fund	Purchases	Sales
GPMASF	$24,564,366	$57,991,060
GPDAF	28,861,499	25,373,134

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Funds and is paid by the Advisor, not the Funds. Richmond Quantitative Advisors, LLC serves as a sub-advisor for GPDAF and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, GPMASF and GPDAF pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18% and 1.23%, respectively, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Funds, the Advisor has agreed, at least until January 31, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees and contractual indemnification of Funds’ service providers, other than the Advisor)) so that the annual operating expenses of GPMASF do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the GPMASF’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively, and that the annual operating expenses of GPDAF do not exceed 1.83%, and 1.58% per annum of the GPDAF’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2026, the Advisor earned $1,846,558 and $364,876 in management fees for the GPMASF and GPDAF, respectively.

With respect to the Funds, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Funds’ operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the six months ended March 31, 2026, the Advisor recaptured $0 of previously waived expenses and there are none available for recoupment for GPMASF. For the six months ended March 31, 2026, the Advisor waived expense of $78,141 for GPDAF.

The following amount is subject to recapture by the Advisor by the following date:

Fund	September 30, 2028
GPDAF	$190,200

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The Trust, with respect to the Funds, have adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Funds (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Funds, respectively. Pursuant to the Plan, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Funds shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2026, the GPMASF and GPDAF incurred $92,106 and $120, respectively, in fees, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds principal underwriter in a continuous public offering of the Funds Class A, Class C, Class I and Class N shares. For the six months ended March 31, 2026, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

	Underwriter	Amount Retained By
Fund	Commissions	Principal Underwriter
GPMASF	$2,004	$254
GPDAF	2,267	292

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEE PROCEEDS

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 30 days for GPDAF and 60 days for GPMASF. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2026, the redemption fees assessed for GPMASF and GPDAF were $894 and $1,126 respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

GPMASF seeks to achieve its investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds-Government Portfolio Institutional Class (the “Portfolio”), ticker MVRXX, a registered open-end fund. GPMASF may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of GPMASF and its shareholders to do so. The performance of GPMASF will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2026, the percentage of GPMASF’s net assets invested in the Portfolio was 38.2%.

GPDAF seeks to achieve its investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds-Government Portfolio Institutional Class (the “Portfolio”), ticker MVRXX, a registered open-end fund. GPDAF may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of GPDAF and its shareholders to do so. The performance of GPDAF will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2026, the percentage of GPDAF’s net assets invested in the Portfolio was 44.4%.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Co. held 40.4% of the voting securities of GPMASF and may be deemed to control GPMASF. As of March 31, 2026, National Financial Services LLC held 51.8% and Charles Schwab & Co. held 26.3% of the voting securities of GPDAF and may be deemed to control GPDAF.

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For fiscal year ended 9/30/2025
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Grant Park Multi Alternative Strategies Fund	$6,844,580	$—	$—	$6,844,580
Grant Park Dynamic Allocation Fund	—	—	—	—

For fiscal year ended 9/30/2024
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Grant Park Multi Alternative Strategies Fund	$9,139,454	$—	$—	$9,139,454

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Grant Park Multi Alternative Strategies Fund	$8,535,730	$—	$—	$(39,479,718)	$—	$14,679,579	$(16,264,409)
Grant Park Dynamic Allocation Fund	2,784,965	740,868	(55,242)	—	—	1,170,390	4,640,981

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, foreign tax passthrough basis adjustments, and the mark-to-market on futures contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $(50,499) and $(152) for the GPMASF and GPDAF respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Fund	Late Year Losses
Grant Park Multi Alternative Strategies Fund	$—
Grant Park Dynamic Allocation Fund	55,242

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Grant Park Multi Alternative Strategies Fund	$12,994,407	$26,485,311	$39,479,718	$—
Grant Park Dynamic Allocation Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to offering costs, tax adjustments for realized gain (loss) and the book/tax basis treatment, the use of tax equalization credits and accumulated losses from each Fund’s respective wholly-owned subsidiary [CFC], resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Grant Park Multi Alternative Strategies Fund	$9,001	$(9,001)
Grant Park Dynamic Allocation Fund	27,948	(27,948)

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

10.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2026 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Tax Net Unrealized
	Cost for Federal Tax	Gross Unrealized	Gross Unrealized	Appreciation
Fund	purposes	Appreciation	Depreciation	(Depreciation)
Grant Park Multi Alternative Strategies Fund	$302,975,692	$11,358,066	$(5,338,656)	$6,019,410
Grant Park Dynamic Allocation Fund	60,350,552	1,815,128	(1,216,619)	598,509

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Grant Park Funds
Additional Information (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Dearborn Capital Management L.L.C. - Adviser to Grant Park *

In connection with the regular meeting held on November 11-12, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and the Trust, with respect to the Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board remarked that the Adviser was founded in 1989, managed approximately $403 million in assets as of June 30, 2025, and focused on offering alternative investment strategies through public and private limited partnerships and public and private funds. The Board assessed the credentials of the key investment personnel responsible for servicing the Fund and remarked on the depth of financial industry experience with hedge funds and alternative investment products. The Board noted that the Adviser allocated assets across four distinct strategies and that strategy execution was delegated to a sub-adviser with the Adviser overseeing the investment activities. The Board recognized the Adviser’s ability to ensure the Fund strategy was executed according to the prospectus by utilizing its risk management and accounting team’s oversight, noting the teams reviewed daily trade activity, overall portfolio risk, diversification, and liquidity. The Board observed that the Adviser’s longstanding familiarity with liquid alternative investment strategies benefited shareholders. The Board concluded that the Adviser should continue to provide a high level of service to the Fund and its shareholders.

Performance. The Board noted the Fund had achieved its stated objective of delivering positive absolute returns. The Board examined the Fund’s performance and stated that it outperformed its category median and peer group median for the since inception, one-, three- and ten-year periods. The Board noted that the Fund significantly outperformed its Bloomberg index benchmark for the since inception period. The Board determined that the Fund provided sound performance to its shareholders.

Fees and Expenses. The Board stated that the advisory fee of 1.18% was below the averages of its peer group and Morningstar category, however it was slightly higher than the peer group median. The Board evaluated the Fund’s net expense ratio of 1.50% and acknowledged it was slightly higher than the averages and medians of the peer group and Morningstar category but below the Morningstar category high. The Board acknowledged the Adviser’s remarks that its expenses were impacted by the expertise required to research, create, execute, and maintain the complex trading programs employed to drive the Fund’s investment strategies, in addition to the supervision of the sub-adviser. The Board also considered the impact of the sub-advisory fee, noting that there were no performance incentive fees paid to the sub-adviser. After further review, the Board concluded that the advisory fee for the Fund was not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by the Adviser and observed that the Adviser attained a profit managing the Fund. The Board recognized the knowledge required to research, create, execute and maintain the complex trading programs that drive Fund’s strategies and the costs of on-going risk management and oversight associated with monitoring the trading strategies and determined the Adviser’s profitability was not excessive.

The Grant Park Funds
Additional Information (Unaudited) (Continued)
March 31, 2026

Economies of Scale. The Board contemplated whether economies of scale with respect to the Fund were attained by the Adviser. They observed the Adviser’s stance that its advisory fee was competitively priced at the Fund’s inception to provide the advantages of economies to shareholders before achieving scale. The Board stated that the Adviser was amenable to assess possible breakpoints if the Fund reached a certain level of assets. The Board noted that Fund did not have capacity limitations.

Conclusion. The Board requested and obtained such information from the Adviser that it believed to be reasonably required to assess the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

EMC Capital Advisors, LLC - Sub-Adviser to Grant Park Multi-Alternative Strategies Fund *

In connection with the regular meeting held on November 11-12, 2025 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and EMC Capital Advisors, LLC (the “Sub-Adviser”), with respect to Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that the Sub-Adviser was a systematic global macro investment firm founded in 1988 and currently registered as a commodity trading adviser, commodity pool operator and investment adviser. They noted that the Sub-Adviser managed approximately $356 million in assets and provided a diversified portfolio of global commodities and financial instruments to institutional and private investors. The Board examined the background information of key investment personnel responsible for servicing the Fund and considered their education and financial industry experience. The Board noted that the Sub-Adviser made investment decisions using a quantitative research process based on price data analysis that yielded systematic investment models across four independent sub-strategies. The Board recognized that the Sub-Adviser had independent risk processes for each of the sub-strategies and monitored compliance with the Fund’s investment limitations by incorporating trading guidelines, exposure limits, and restrictions into its trading system. They observed the Sub-Adviser’s order management system efficiently routed orders directly to futures merchants for execution and clearing of the Fund’s trades. The Board concluded that the Sub-Adviser should continue to provide a high level of quality service to the Fund and its shareholders.

Performance. The Board discussed the Fund’s performance, noting that the Fund had achieved its stated objective of providing positive absolute returns. The Board reviewed the Fund’s performance and acknowledged that it outperformed its category median and peer group median for the since inception, one-, three- and ten-year periods. The Board noted that the Fund significantly outperformed its Bloomberg index benchmark for the since inception period. After further dialogue, the Board concluded that the Sub-Adviser had provided sound performance for the Fund and its shareholders.

Fees and Expenses. The Board evaluated the allocation of responsibilities between the Adviser and Sub-Adviser, and the fee split between the Fund’s Adviser and Sub-Adviser and observed that the Sub-Adviser received a fee equal to 0.40% of the Fund’s average daily net assets paid by the Adviser out of its advisory fee, with some concessions at lower asset levels. The Board also assessed the Fund’s sub- advisory fee compared to the Sub-Adviser’s fee for other similar accounts, acknowledging that the sub-advisory fee paid by the Adviser was lower than the average fee charged by the Sub-Adviser to other clients. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board considered the Sub-Adviser’s profitability analysis in connection with the sub-advisory services provided to the Fund and considered the profit levels both as a percentage of revenue and actual dollars. The Board contemplated the Sub-Adviser’s position that its profits were acceptable given the operational, regulatory, and reputational risks in managing the Fund. The Board concluded that the Sub-Adviser’s profits were not excessive.

The Grant Park Funds
Additional Information (Unaudited) (Continued)
March 31, 2026

Economies of Scale. The Board reviewed whether there were economies of scale with respect to the management of the Fund and considered the relative size of the Fund. They agreed that economies of scale was primarily an adviser level issue and should be contemplated with respect to the overall advisory agreement, considering the impact of the sub-advisory expense.

Conclusion. The Board requested and received such information from the Sub-Adviser as they believed to be reasonably necessary to assess the terms of the Sub-Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758, by visiting www.grantparkfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
566 W Adams St., Suite 300
Chicago, IL 60661

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/8/26